32) Funds from securities issued (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Instruments Issued Brazil [Abstract]
Real estate credit notes	R$ 27,601,333	R$ 27,019,439
Agribusiness notes	14,694,484	13,149,546
Financial bills	81,588,961	120,518,300
Letters of credit property guaranteed	7,930,718	5,540,086
Subtotal - Securities purchased under agreements to resell	131,815,496	166,227,371
Securities - Overseas:
Euronotes	2,113,000	1,407,888
Securities issued through securitization - (item (b))	9,112,256	1,967,746
Subtotal - Securities purchased under agreements to resell	11,225,256	3,375,634
Structured Operations Certificates	1,863,073	1,124,559
Total	R$ 144,903,825	R$ 170,727,564	R$ 148,029,018